Revenue from services provided to customers - Revenues by types of service (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Abstract]
Commissions	¥ 364,095	¥ 279,857	¥ 332,344
Fees from investment banking	173,265	113,208	149,603
Asset management and portfolio service fees	310,154	271,684	269,985
Other revenue	48,971	43,190	38,863
Total	¥ 896,485	¥ 707,939	¥ 790,795